Note Derivative instruments and hedging activities (Cash flow hedges and non-hedging derivatives outstanding) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 556,355	$ 570,564
Derivative Asset Fair Value Net
Deivatives assets	14,094	16,959
Derivative Liability Fair Value Net
Derivative liabilities	12,842	14,343
Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	105,290	109,900
Derivative Asset Fair Value Net
Deivatives assets	34	24
Derivative Liability Fair Value Net
Derivative liabilities	715	232
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	451,065	460,664
Derivative Asset Fair Value Net
Deivatives assets	14,060	16,935
Derivative Liability Fair Value Net
Derivative liabilities	12,127	14,111
Forward contracts | Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	105,290	109,900
Forward contracts | Designated As Hedging Instrument Member | Other assets
Derivative Asset Fair Value Net
Deivatives assets	34	24
Forward contracts | Designated As Hedging Instrument Member | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	715	232
Forward contracts | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	709	0
Forward contracts | Non designated as hedging instrument | Trading account securities
Derivative Asset Fair Value Net
Deivatives assets	9	0
Forward contracts | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	0	0
Interest rate swap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	112,554	189,152
Interest rate swap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	759	3,760
Interest rate swap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	810	4,144
Interest rate cap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	191,738	94,680
Interest rate cap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	388	94
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	331	94
Foreign currency forward contracts | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	2,637	140
Foreign currency forward contracts | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	36	1
Foreign currency forward contracts | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	22	0
Indexed options on deposits | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	73,470	90,409
Derivative Liability Fair Value Net
Derivative liabilities	0	0
Indexed options on deposits | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	12,868	13,080
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	69,957	86,283
Derivative Asset Fair Value Net
Deivatives assets	0	0
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivative liabilities	$ 10,964	$ 9,873